INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes Details Narrative
Net operating loss carry forwards	$ 685,887	$ 416,043
Net operating loss carry forwards, expiration date	2034
Federal statutory rate	34.00%